UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:   BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 104.8%
Corporate — 2.7%
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., AMT:
Series A-1, 3.38%, 7/01/25	$5,000	$5,199,350
Series B-1, 3.00%, 11/01/25	9,000	9,091,170
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,650,229

		16,940,749
County/City/Special District/School District — 33.9%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/21 (a)	9,120	10,790,054
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 2/01/19 (a)	3,500	3,805,795
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,613,955
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (a)	2,500	2,674,950
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/21 (a)	2,665	3,130,336
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	4,000	4,235,800
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	3,750	3,763,950
Denair California Unified School District, GO, CAB (AGM), Election of 2007, 0.00%, 8/01/41 (b)	4,260	1,426,930
Desert Community College District California, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/17 (a)	16,530	16,710,508
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	2,500	2,594,025

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	$5,500	$6,288,755
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,499,341
5.75%, 8/01/35	8,400	9,623,040
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,000	2,394,760
Imperial Irrigation District, Series A, Electric System Revenue (a):
5.13%, 11/01/18	6,530	6,950,858
5.13%, 11/01/18	1,470	1,564,742
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,691,008
5.75%, 11/01/34	12,085	14,480,126
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement:
5.25%, 8/01/23 (a)	2,185	2,659,801
5.25%, 8/01/39	1,515	1,746,386
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	6,645	6,717,696
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,110,670
Mount San Jacinto Community College District, GO, Series A, 5.00%, 8/01/35	3,565	4,077,362
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	10,976,300
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,244,250
Rio Elementary School District, GO, Series A, 5.25%, 8/01/40	5,865	6,717,478
Riverside Community College District Foundation, GO, Election of 2004 (a):
Series C (AGM), 5.00%, 8/01/17	8,750	8,844,587
Series C (NPFGC), 5.00%, 8/01/17	8,910	9,006,317

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40 (c)	$2,545	$2,557,827
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/19 (a)	905	976,205
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,567,987
5.75%, 5/01/42	4,500	5,135,760
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/39	5,800	6,520,302
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	1,951,430
5.00%, 10/01/33	1,125	1,285,088
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/19 (a)	5,635	6,250,060
Solano County Community College District, GO, Election of 2012, Series C, 5.25%, 8/01/42	1,150	1,373,606
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	5,390	6,105,630
Election of 2010, Series B, 5.50%, 8/01/39	3,195	3,734,859
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,922,425
Yuba Community College District, GO, BAM, Election of 2006, Series C, 0.00%, 8/01/38 (b)	5,150	2,115,208

		212,836,167
Education — 1.7%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,130,380

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
California Municipal Finance Authority, Refunding RB, Biola University:
5.00%, 10/01/37	$500	$561,310
5.00%, 10/01/39	500	559,000
University of California, Refunding RB, Series AO, 5.00%, 5/15/40	5,430	6,205,404

		10,456,094
Health — 12.7%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	6,305	6,951,073
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,882,000
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,478,613
Sutter Health, Series B, 6.00%, 8/15/42	9,655	10,973,776
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 7/01/19 (a)	3,700	4,096,973
Providence Health and Services, 5.00%, 10/01/38	10,970	12,342,676
St. Joseph Health System, 5.00%, 7/01/37	10,000	11,179,100
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 2/01/37	3,110	3,446,533
5.00%, 2/01/42	5,250	5,781,878
California Statewide Communities Development Authority, Refunding RB:
CHF Irvine LLC, 5.00%, 5/15/40	750	811,185
John Muir Health, Series A, 5.00%, 8/15/51	1,635	1,807,394
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,918,481

2	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	$1,625	$1,912,463

		79,582,145
State — 7.6%
State of California, GO:
Various Purposes, 6.00%, 3/01/33	5,000	5,638,500
Various Purposes, 6.00%, 4/01/38	27,765	30,384,350
Refunding, Veterans Bond, 4.00%, 12/01/40	4,000	4,086,680
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,034,027
Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,398,656
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,397,644

		47,939,857
Transportation — 23.9%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,677,990
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series D, 1.35%, 4/01/45 (d)	5,000	5,001,300
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	9,650	10,582,769
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/22	4,950	5,170,473
2nd Series A, 5.00%, 5/01/29	6,435	7,299,349
City & County of San Francisco California Airports Commission, Refunding RB, AMT (AGM):
2nd Series 32, 5.75%, 5/01/18 (a)	2,290	2,400,126
Balance 2nd, 5.75%, 5/01/24	2,710	2,837,695

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of Los Angeles California Department of Airports, ARB:
AMT, Senior Series A, 5.00%, 5/15/40	$3,830	$4,249,653
AMT, Series D, 5.00%, 5/15/35	2,000	2,250,580
AMT, Series D, 5.00%, 5/15/36	1,500	1,680,030
Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	2,590	2,903,079
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	3,000	3,310,020
5.25%, 5/15/39	5,845	6,312,951
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	3,785	4,247,603
6.25%, 3/01/34	1,400	1,628,816
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	6,397,854
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 7/01/41	2,500	2,794,075
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/18 (a)	8,200	8,648,704
Senior Series B, 5.75%, 7/01/39	2,650	2,786,846
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	13,980,566
Senior Series B, AMT (AGM), 5.25%, 7/01/33	18,000	18,814,140
Senior Series B, AMT (AGM), 5.25%, 7/01/39	4,995	5,190,504
County of Sacramento California Airport System Revenue, Refunding ARB, Airport System Subordinate Revenue, Sub-Series B, 5.00%, 7/01/41	1,250	1,392,888
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,545	5,236,840
Norman Y Mineta San Jose International Airport SJC, Refunding RB, AMT, Series A:
5.00%, 3/01/41	3,075	3,439,787

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB, AMT, Series A (continued):
5.00%, 3/01/47	$11,770	$13,104,247
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	5,530	6,052,088
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	500	548,690

		149,939,663
Utilities — 22.3%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,481,380
City of Los Angeles California Department of Water & Power, RB, Series A:
5.38%, 7/01/38	9,375	10,021,969
5.00%, 7/01/41	1,705	1,949,684
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	16,000	18,112,640
Water System, 5.00%, 7/01/46	5,845	6,659,968
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,218,100
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/39	5,245	5,832,912
Series B, 5.00%, 11/01/19 (a)	10,000	10,972,600
County of Kern California Water Agency Improvement District No. 4, Refunding RB, Series A (AGM):
4.00%, 5/01/35	1,460	1,509,129
4.00%, 5/01/36	1,430	1,470,340
County of Los Angeles Sanitation Districts Financing Authority, RB, Series A, 4.00%, 10/01/42	4,935	4,992,937
County of Sacramento California Sanitation Districts Financing Authority, RB, (NPFGC), 5.00%, 12/01/36	1,010	1,027,645

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	$4,000	$4,625,480
East Bay California Municipal Utility District Wastewater System Revenue, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (a)	5,000	5,019,400
East Bay California Municipal Utility District Water System Revenue, Refunding RB (a):
Series A (NPFGC), 5.00%, 6/01/17	6,670	6,695,613
Sub-Series A (AGM), 5.00%, 6/01/17	10,000	10,038,400
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	2,505	2,626,568
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,475,200
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A (a):
5.25%, 5/15/19	10,000	10,860,700
5.25%, 5/15/19	1,060	1,151,234
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.50%, 8/01/19 (a)	8,000	8,794,160
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	7,325	8,372,695
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 6/01/46	3,000	3,439,140

		140,347,894
Total Municipal Bonds — 104.8%		658,042,569

4	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California — 63.0%
County/City/Special District/School District — 30.3%
County of Alameda California Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/17 (a)	$13,180	$13,503,305
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,500,281
County of San Luis California Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,752,450
County of San Mateo California Community College District, GO, Series A, 5.00%, 9/01/45	17,615	20,113,323
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/21 (a)	40,000	46,248,400
Los Angeles Community College District California, GO (a):
Election of 2001, Series E-1, 5.00%, 8/01/18	11,770	12,387,219
Election of 2003, Series F-1, 5.00%, 8/01/18	10,000	10,524,400
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	9,596	10,662,058
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,162,098
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No.2, 5.00%, 10/01/43	9,990	11,364,524
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 8/01/44	10,820	12,239,909

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	$17,000	$17,753,270

		190,211,237
Education — 5.8%
University of California, RB:
Residual Certificates, Series 2015-ZM0151, 14.43%, 5/15/34 (d)(f)	11,193	12,261,804
Series AM, 5.25%, 5/15/44	10,210	11,827,877
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	6,001	6,838,077
Series AF, 5.00%, 5/15/39	5,000	5,682,400

		36,610,158
Health — 14.8%
California Health Facilities Financing Authority, RB:
Kaiser Permanente, Sub-Series, A-2, 4.00%, 11/01/44	17,720	17,841,027
Sutter Health, Series A, 5.00%, 8/15/52	14,520	15,706,139
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 8/15/55	4,500	4,970,925
Sutter Health, Series A, 5.00%, 8/15/43	19,425	21,550,801
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,070	20,821,961
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/41	10,375	11,735,973

		92,626,826
Transportation — 4.0%
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 5/15/41	3,641	4,079,783
Senior Revenue, Series A, 5.00%, 5/15/40	5,500	6,102,635

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds Transferred to Tender Option Bond Trusts(e)	Par(000)	Value
California (continued)
Transportation (continued)
City of Los Angeles California Department of Airports, Series D, 5.00%, 5/15/41	$13,331	$14,742,847

		24,925,265
Utilities — 8.1%
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	13,790	15,641,445
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	2,777	2,893,863
5.00%, 5/01/18	13,963	14,549,552
East Bay California Municipal Utility District Water System Revenue, RB, Series C, 5.00%, 6/01/44	11,000	12,538,900
Rancho Water District Financing Authority, Refunding RB, Series A (AGM):
5.00%, 8/01/18 (a)	2,013	2,114,428
5.00%, 8/01/34	2,995	3,145,997

		50,884,185
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 63.0%		395,257,671
Total Long-Term Investments (Cost — $1,006,931,250) — 167.8%		1,053,300,240

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (g)(h)	12,103,179	$12,105,600
Total Short-Term Securities (Cost — $12,104,970) — 1.9%		12,105,600
Total Investments (Cost — $1,019,036,220*) — 169.7%		1,065,405,840
Other Assets Less Liabilities — 0.7%		5,228,195
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.0)%		(188,680,870)
VMTP Shares at Liquidation Value — (40.4)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$627,953,165

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$831,123,699

Gross unrealized appreciation	$49,478,979
Gross unrealized depreciation	(3,472,103)

Net unrealized appreciation	$46,006,876

Notes to Schedule of Investments
(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	When-issued security.

(d)	Variable rate security. Rate as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

6	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain [1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	12,103,179	12,103,179	$12,105,600	$33,196	$1,430	$630

[1]	Includes net capital gain distributions.
(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(88)	5-Year U.S. Treasury Note	June 2017	$10,419,750	$(47,694)
(215)	10-Year U.S. Treasury Note	June 2017	$27,029,531	(192,969)
(114)	Long U.S. Treasury Bond	June 2017	$17,438,438	(210,908)
(32)	Ultra U.S. Treasury Bond	June 2017	$5,214,000	(65,607)
Total				$(517,178)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CHF	Swiss Franc
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments [1]	—	$1,053,300,240	—	$1,053,300,240
Short-Term Securities	$12,105,600	—	—	12,105,600

Total	$12,105,600	$1,053,300,240	—	$1,065,405,840

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(517,178)	—	—	$(517,178)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(188,275,265)	—	$(188,275,265)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

Total	—	$(442,275,265)	—	$(442,275,265)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2017